Eaton Vance Management

Two International Place

Boston, MA  02110

(617)482-8260

www.eatonvance.com

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Special Investment Trust (the “Registrant”) (1933 Act File No. 2-27962) certifies (a) that the forms of prospectus and statement of additional information dated April 1, 2013 used with respect to the following series of the Registrant, do not differ from those contained in Post-Effective Amendment No. 130 (“Amendment No. 130”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 130 was filed electronically with the Securities and Exchange Commission (Accession No. 0000940394-13-000525) on March 28, 2013.

Eaton Vance Risk-Managed Equity Option Fund

EATON VANCE SPECIAL INVESTMENT TRUST

By:  /s/ Maureen A. Gemma

Maureen A. Gemma

Secretary

Date: April 1, 2013